Leases - The Company as Lessee - Schedule of operating leases (Detail) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Lessee, Lease, Description [Line Items]
Non current assets	$ 104,168	$ 0
Liabilities	104,168
Office leases [Member]
Lessee, Lease, Description [Line Items]
Non current assets	104,168
Liabilities	$ 104,168